Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Federal Home Loan Banks [Abstract]
Shareholders' Equity
13. SHAREHOLDERS’ EQUITY
Dividends
The Company’s quarterly dividends payments are as follows:

	2022		2023		2024
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.1250	$17,216	$—	$—	$0.1250	$16,841
Second quarter	0.1250	16,523	—	—	0.1250	16,843
Third quarter	0.1250	16,526	—	—	0.1250	16,844
Fourth quarter	—	—	0.1250	16,708	0.1250	16,846

		$50,265		$16,708		$67,374

On November 2, 2015, the board of directors adopted a policy to declare the annual dividend to be paid in four quarterly installments. On October 30, 2023 and October 28, 2024, the board of directors declared annual dividends of US$2.0 and US$2.0 per ADS, equivalent to US$0.5 and US$0.5 per common share, to be paid in four quarterly installments. Future dividends, if any, will be declared by and subject to the discretion of the Company’s board of directors.
Share Repurchase
On November 21, 2018, the board of directors of the Company authorized the repurchase of up to US$200 million of the Company’s ADSs over a
24-month
period. On October 26, 2020, the board of directors of the Company authorized the extension of the expiration of this program to November 21, 2021. On December 7, 2021, the board of directors of the Company authorized the repurchase of up to US$200 million of the Company’s ADSs over a
6-month
period.
For the year ended December 31, 2022, the Company repurchased 1,627 thousand ADSs at a total cost of US$128,840 thousand. The weighted average purchase price per ADS repurchased was US$79.18. The authorized repurchase program was completed in May 2022.